Operations and principal activities - Liquidity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Operations and principal activities
Net income/(loss)	¥ (246,905)	$ (35,307)	¥ (587,182)	¥ 25,944
Net cash provided by operating activities	(105,391)	$ (15,071)	(25,633)	¥ 22,501
Accumulated deficit	¥ (1,174,587)		¥ (926,390)		$ (167,964)